Summary Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Summary Description of the Plan	Summary Description of the Plan
The following description of the Avery Dennison Corporation Employee Savings Plan (the “Plan”) is provided for financial reporting purposes only. For information regarding the terms and conditions of the Plan for benefit purposes, participants should refer to the Plan document.

General
The Plan covers eligible U.S. employees of Avery Dennison Corporation (the “Company”), the Plan Sponsor and, through the Company's Administrative Committee, the Plan Administrator. The Plan is a defined contribution plan subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The Plan is a “safe harbor 401(k) plan” under the Internal Revenue Code (“IRC”).

The assets of the Plan are co-invested with the assets of the Lion Brothers Company 401(k) Union Employees Plan in the Avery Dennison Corporation Master Trust ("Master Trust"). The Plan's share of investment income in the Master Trust is included in "Participation in net income of Master Trust" in the Statement of Changes in Net Assets Available for Benefits.

Company Contributions
The Company makes an automatic contribution to the Plan equal to 3% of an eligible employee’s eligible compensation regardless of the participant's contributions and a matching contribution of 50% of the first 7% of eligible compensation that is contributed by an eligible employee each pay period.

An additional Plan feature provides an annual “true-up” Company contribution to ensure that participants receive the maximum Company matching contribution for which they are eligible. At the end of each year, the participant’s maximum Company matching contribution is calculated using the participant’s annualized average contribution percentage. If the participant’s actual Company matching contribution received during the year is less than the participant’s maximum Company matching contribution, then the difference is deposited as a lump sum into the eligible participant’s account as soon as administratively feasible following the Plan year-end.

The Company can elect to contribute to the Plan in Company stock or cash. Both cash and stock contributions are invested in accordance with participant elections on file. In 2025, all Company contributions were made in Company stock.

Participant Contributions
Eligible employees are automatically enrolled in the Plan with a pretax contribution rate of 7% after 30 days of employment, unless the employee affirmatively elects not to participate. Participants direct the investment of their contributions into investment options offered under the Plan. If a participant does not make an investment election, their contributions are invested in the Plan's applicable qualified default investment alternative.

Participants can contribute any whole percentage (up to 100% less payroll deductions) of their eligible compensation as pretax and Roth contributions combined and from 1% to 25% of their eligible compensation as after-tax contributions, in each case subject to applicable Internal Revenue Service ("IRS") contribution limits. Participants can make one election that covers their regular pretax and Roth contributions and, if eligible, their catch-up contributions, subject to applicable IRS contribution limits.

At the start of each calendar year, a participant’s contributions default to the pretax and/or Roth contribution election on file. A pretax and/or Roth contribution election automatically converts to an after-tax contribution election (referred to as the “spillover feature”) once a participant reaches the IRS annual combined pretax and Roth contribution limit during a calendar year, which remains in effect for the remainder of the year, subject to applicable IRS contribution limits. Participants have the opportunity to opt out of the automatic spillover feature and cease making contributions once they reach the IRS annual combined pretax and Roth contribution limit.

The Plan allows in-plan Roth conversions for existing non-Roth funds that are eligible for Roth tax treatment.

Participants are automatically enrolled in an annual increase program if the sum of their pretax, Roth and/or after-tax contribution rates is greater than 0% but less than 15%. If participants are contributing less than 15% of their eligible compensation as pretax, Roth and/or after‐tax contributions on the determination date, then the participants' contribution rate automatically increases by 1 percentage point as soon as administratively feasible after April 1 of each year until their combined pretax, Roth and after‐tax contribution rate reaches 15%. If a participant has a positive pretax contribution rate on the determination date, the automatic increase applies to the pretax contribution rate. If a participant's pretax contribution rate is 0% and the Roth contribution rate is positive on the determination date, the automatic increase applies to the Roth contribution rate. If the pretax and Roth contribution rates are 0% on the determination date, the automatic increase applies to the after-tax contribution rate. The automatic increase feature generally applies to all participants whose combined contribution rate is greater than 0% but less than 15%, whether contributing by affirmative election or automatic enrollment, unless a participant has opted out of the program. Participants may opt out of this program or elect to participate in an optional affirmative increase program under which they may choose their annual contribution increase (up to a maximum of 3%).
Participant Accounts
Each participant’s account is credited with the participant’s contributions, the Company’s contributions, and earnings on these contributions. The participant’s entire benefit under the Plan is provided from the participant’s vested account balance.

Rollovers
Eligible employees are permitted to contribute eligible rollover distributions into the Plan.

Vesting and Forfeitures
Participant contributions and earnings thereon are immediately fully vested. Company contributions and earnings thereon are fully vested after two years of service. Company contributions also vest upon a participant’s death or 65th birthday, or if the Plan is terminated or discontinued, provided in each case that the participant is an employee at the time. In addition, participants who die while performing qualified military service become fully vested in their Company contributions and earnings thereon.

If a participant’s employment terminates prior to vesting, all Company contributions and earnings thereon are forfeited, and may be used to pay administrative expenses of the Plan or offset future Company contributions. The amount of forfeitures used to offset Company contributions was $2.1 million for the year ended December 31, 2025. The amount of forfeitures used to pay administrative expenses of the Plan was $0.1 million for the year ended December 31, 2025. The amounts of forfeitures available to pay administrative plan expenses and offset future contributions as of December 31, 2025 and 2024 were $0.4 million and $1.0 million, respectively.

Payment of Benefits
Participants generally may withdraw or make rollover contributions from their vested account balance when they retire or terminate employment with the Company. Participants may make hardship withdrawals, withdrawals at age 59½, and certain other withdrawals from specified vested accounts during their employment, subject to legal and/or Plan restrictions and requirements.

Notes Receivable from Participants
Participants have the right, subject to certain limitations and requirements, to borrow from certain Plan accounts. In general, loans cannot exceed the lesser of $50,000 or 50% of the participant’s vested account balance at the time the loan is taken and must bear reasonable interest rates commensurate with interest rates charged by persons in the business of lending money for loans made under similar circumstances. Participants may not have more than two loans outstanding at any time. The interest rate is established at the time each loan is made as of the first day of each Plan quarter and fixed at a rate equal to the prime rate (as published by Reuters) plus 1%. Each loan is an asset of the applicable participant’s account on the date of borrowing. The loan is repaid through regular payroll deductions within five years unless the loan is for the purchase of a principal residence, in which case the repayment term may be five, ten or 15 years, as elected by the participant. Interest payments are credited to the applicable participant’s account.

Administrative Expenses
Investment management fees and certain administrative expenses are paid by the Plan or paid directly from the participants’ accounts, as permitted by law. All other administrative expenses of the Plan are paid by the Company.

Plan Termination
The Company currently intends to continue the Plan. However, the Company reserves the right to change, amend, terminate or discontinue the Plan at any time, subject to applicable laws and regulations. In the event of Plan termination, any unvested participant would become fully vested in their Company contributions and all account assets would be distributed to participants (or their beneficiaries).